Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (103,447)	$ (225,812)	$ (1,989,934)
Currency translation adjustment, net of tax	(1,501)	436	(850)
Unrealized (loss) gain on available-for-sale securities, net of tax	(173)	114	59
Comprehensive loss	(105,121)	(225,262)	(1,990,725)
Comprehensive loss attributable to noncontrolling interest	(57,722)	(150,597)	(1,412,385)
Comprehensive loss attributable to Bakkt Holdings, Inc.	$ (47,399)	$ (74,665)	$ (578,340)